BUSINESS COMBINATION - Fair values of assets acquired and liabilities assumed as of the date of acquisition (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 03, 2020	Feb. 06, 2020	Dec. 31, 2019	Dec. 20, 2019
Business Acquisition [Line Items]
Goodwill	$ 66,420	$ 66,420	$ 66,420			$ 27,277
Rocketrip
Business Acquisition [Line Items]
Trade accounts receivables				$ 745
Prepaid and other current assets				2,116
Property and equipment, net				105
Intangible assets, net				4,162
Trade accounts payable				(684)
Accrued expenses and other current liabilities				(696)
Deferred revenue				(4,906)
Other non-current liabilities				(19)
Net identifiable assets				823
Goodwill				7,421
Total purchase consideration				$ 8,244
Cosmopolitan Travel Services, Inc
Business Acquisition [Line Items]
Trade accounts receivables					$ 5,108
Property and equipment, net					23
Intangible assets, net					51,621
Cash and cash equivalents					6,588
Restricted short-term investments					2,572
Other non-current assets					143
Trade accounts payable					(4,296)
Accrued expenses and other current liabilities					(4,909)
Deferred tax liability					(14,124)
Net identifiable assets					42,726
Goodwill					31,722
Total purchase consideration					$ 74,448
LBF Travel Holdings LLC
Business Acquisition [Line Items]
Trade accounts receivables							$ 2,518
Prepaid and other current assets							591
Property and equipment, net							284
Intangible assets, net							14,140
Cash and cash equivalents							1,146
Other non-current assets							384
Trade accounts payable							(12,788)
Other non-current liabilities							(42)
Accrued liabilities							(1,399)
Net identifiable assets							4,834
Goodwill							16,786
Total purchase consideration							$ 21,620